Share-based Payments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
May 31, 2011
Omnibus Stock and Incentive Plan 2004 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Description	The Omnibus Plan provides for grants of stock options, restricted stock, restricted stock units, and a variety of other share-based and non-share-based awards. Our employees, officers, directors, consultants, agents, advisors, and independent contractors, as well as other designated individuals, are eligible to participate in the Omnibus Plan. Mosaic settles stock option exercises and restricted stock units with newly issued common shares. The Compensation Committee of the Board of Directors administers the Omnibus Plan subject to its provisions and applicable law.
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized	25
Total unrecognized compensation cost related to options and restricted stock units granted under the Omnibus Plan.	$ 13.1
Weighted average period of years the unrecognized compensation cost is expected to be recognized over.	1.6
Omnibus Plan - Stock Option Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period	after three years of continuous service (cliff vesting) or in equal annual installments in the first three years following the date of grant (graded vesting).
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Dating	ten-year
Omnibus Plan - Resticted Stock Unit Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period	Restricted stock units generally cliff vest after three or four years of continuous service.
Share Based Compensation Arrangement By Share Based Payment Award Plan Modification Description And Terms	In the fourth quarter of fiscal 2008, we amended our restricted stock unit participant agreements for outstanding grants made in 2006 and 2007 to certain executive officers and certain other officers to provide that the restricted stock units vest immediately upon death or disability but do not vest upon retirement.